Other non-current assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 23,992	$ 43,327
Intangible assets, net	3,289	4,732
Prepaid investments	9,579	57,910
Total	$ 36,860	$ 105,969